SCHEDULE OF EQUITY INVESTMENT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue		$ 263,445
Net loss		(6,522,408)	$ (5,739,600)
Current assets	$ 5,465,621	5,465,621	6,272,444
Current liabilities	778,472	778,472	714,849
Stakeholders deficit	6,480,009	6,480,009	$ 5,846,379
Plantify Foods Inc [Member]
Revenue	455,000
Gross loss	(73,000)
Net loss	(1,839,000)
Current assets	551,000	551,000
Noncurrent assets	1,766,000	1,766,000
Current liabilities	2,187,000	2,187,000
Stakeholders deficit	$ (643,000)	$ (643,000)